Harvest Volatility Edge Trust

420 Lexington Ave., Suite 2620

New York, NY 10170

March 5, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-0213

Re:	Harvest Volatility Edge Trust
	File Nos.	333-220301
811-23286
Rule 497(j) certification

Dear Sir or Madam:

The undersigned officer of Harvest Volatility Edge Trust (the “Trust”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

1.	The forms of the Prospectus and Statement of Additional Information for each series of the Trust that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 2 to Form N-1A filed by the Trust on February 28, 2019.

2.	The text of Post-Effective Amendment No. 2 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on February 28, 2019 (Accession No. 0000891092-19-002273).

Please address any comments or questions to the undersigned at 212-682-7822.

Sincerely,

/s/ Curtis F. Brockelman, Jr.
Curtis F. Brockelman, Jr.
President

 cc: Julien Bourgeois, Dechert LLP